Condensed Consolidated Interim Statement of Cash Flows (Unaudited) - EUR (€) € in Millions	6 Months Ended
	Jul. 01, 2022	Jul. 02, 2021
Cash flows from operating activities:
Profit before taxes	€ 898	€ 455
Adjustments to reconcile profit before tax to net cash flows from operating activities:
Depreciation	336	300
Amortisation of intangible assets	50	42
Share-based payment expense	12	4
Finance costs, net	63	64
Income taxes paid	(162)	(58)
Changes in assets and liabilities, net of acquisition amounts:
(Increase) in trade and other receivables	(429)	(384)
(Increase) in inventories	(245)	(144)
Increase in trade and other payables	936	503
Increase in net payable receivable from related parties	180	121
Increase/(decrease) in provisions	59	(23)
Change in other operating assets and liabilities	(45)	28
Net cash flows from operating activities	1,653	908
Cash flows from investing activities:
Acquisition of bottling operations, net of cash acquired	0	(5,401)	[1]
Purchases of property, plant and equipment	(178)	(115)
Purchases of capitalised software	(22)	(42)
Proceeds from sales of property, plant and equipment	6	20
Proceeds from sales of intangible assets	143	0
Investments in equity instruments	(2)	0
Proceeds from the sale of equity instruments	13	0
Net proceeds/(payments) of short term investments	(181)	118	[1]
Other investing activity, net	(1)	16
Net cash flows used in investing activities	(222)	(5,404)	[1]
Cash flows from financing activities:
Proceeds from borrowings, net	0	4,877
Changes in short-term borrowings	237	305
Repayments on third party borrowings	(834)	(468)
Payments of principal on lease obligations	(80)	(65)
Interest paid, net	(98)	(58)
Dividends paid	(256)	0
Exercise of employee share options	5	18
Other financing activities, net	(8)	4
Net cash flows (used in)/from financing activities	(1,034)	4,613
Net change in cash and cash equivalents	397	117	[1]
Net effect of currency exchange rate changes on cash and cash equivalents	15	46
Cash and cash equivalents at beginning of period	1,407	1,523
Cash and cash equivalents at end of period	€ 1,819	€ 1,686	[1]

[1]	*Comparative information has been reclassified in connection with the acquisition of CCL. Refer to Note 1.